Award Timing Disclosure	12 Months Ended
Dec. 27, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure	Option awards are not customarily granted on a predetermined schedule. However, the Committee (and the Company) considers whether material non-public information will affect the value of any award granted, and the policy has been to grant options during open trading periods when all material information can be expected to have been made public. The Committee also considers that it is possible to otherwise structure options (for example, with an above market strike price or a vesting performance target) so that the value of an award will not have been affected by non-public information at the time of grant.
Award Timing Method	Option awards are not customarily granted on a predetermined schedule. However, the Committee (and the Company) considers whether material non-public information will affect the value of any award granted, and the policy has been to grant options during open trading periods when all material information can be expected to have been made public. The Committee also considers that it is possible to otherwise structure options (for example, with an above market strike price or a vesting performance target) so that the value of an award will not have been affected by non-public information at the time of grant.
Award Timing Predetermined	false
Award Timing MNPI Considered	true
Award Timing, How MNPI Considered	Option awards are not customarily granted on a predetermined schedule. However, the Committee (and the Company) considers whether material non-public information will affect the value of any award granted, and the policy has been to grant options during open trading periods when all material information can be expected to have been made public. The Committee also considers that it is possible to otherwise structure options (for example, with an above market strike price or a vesting performance target) so that the value of an award will not have been affected by non-public information at the time of grant.
MNPI Disclosure Timed for Compensation Value	false